INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE – 19 INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months ended September 30,
	2024	2025
	HKD	HKD

Current	$350,000	$85,600
Deferred	-	-

Total income tax expense	$350,000	$85,600

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

LTV is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Hong Kong

TIL is incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profit tax rates regime, the profit tax rate for the first $2,000,000 assessable profits arising from Hong Kong of qualifying entities are taxed at 8.25%, and assessable profits arising from Hong Kong above $2,000,000 are taxed at the rate of 16.5%. The applicable tax rate is 16.5% in Hong Kong.

Deferred tax

No deferred tax assets or liabilities has been recognized in the unaudited interim condensed consolidated financial statements as the Group did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as of March 31, 2025 and September 30, 2025.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025 and September 30, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2025 and six months ended September 30, 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2025.

NOTE – 21 INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Current	$-	$988,347	$1,100,000
Deferred	-	-	-

Total income tax expense	$-	$988,347	$1,100,000

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

LTV is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Hong Kong

TIL is incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profit tax rates regime, the profit tax rate for the first $2,000,000 assessable profits arising from Hong Kong of qualifying entities are taxed at 8.25%, and assessable profits arising from Hong Kong above $2,000,000 are taxed at the rate of 16.5%. The applicable tax rate is 16.5% in Hong Kong.

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
	HKD	HKD	HKD

Profit/(Loss) before income taxes	$(482,783)	$8,077,221	$7,525,533
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax benefit at statutory rate	(79,659)	1,332,741	1,241,713
Effect of two-tier tax regime
Items not subject to taxes	40,011	(165,000)	(165,000)
Over/(Under) provision of tax	35,050	-	14,530
Tax loss from previous periods utilized	-	(176,170)	-
Temporary timing difference	4,598	(3,224)	8,757

Income tax expense	$-	$988,347	$1,100,000

No deferred tax assets or liabilities has been recognized in the consolidated financial statements as the Group did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as of March 31, 2023, 2024 and 2025.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2023, 2024 and 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2025.